Loan Sales And Securitizations (Schedule Of Sensitivity Of Fair Value Of Other Retained Interests To Immediate 10 Percent And 20 Percent Adverse Changes Assumptions) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of retained interests	$ 801,718	$ 1,262,720
Interest Only Strip [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of retained interests	2,085	12,507
Weighted average life (in years)	4 years 11 months	3 years 11 months
Annual prepayment rate	19.20%	19.10%
Annual prepayment rate, Impact on fair value of 10% adverse change	(77)	(554)
Annual prepayment rate, Impact on fair value of 20% adverse change	(152)	(1,065)
Annual discount rate on residual cash flows	11.80%	13.30%
Annual discount rate on servicing cash flows, Impact on fair value of 10% adverse change	(75)	(454)
Annual discount rate on servicing cash flows, Impact on fair value of 20% adverse change	(143)	(872)
Principal Only Strip [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of retained interests	5,110	5,480
Weighted average life (in years)	2 years 0 months	2 years 4 months
Annual prepayment rate	38.40%	43.50%
Annual prepayment rate, Impact on fair value of 10% adverse change	(219)	(283)
Annual prepayment rate, Impact on fair value of 20% adverse change	$ (463)	$ (596)